Asbestos - Central Estimates, Net of Insurance Recoveries (Details) - Mar. 31, 2025 $ in Millions, $ in Millions	USD ($)	AUD ($)
Central Estimate – Discounted and Inflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	$ 924.5	$ 1,472.4
Discounted (but inflated) - Low	743.5	1,184.1
Discounted (but inflated) - High	1,370.8	2,183.1
Central Estimate – Undiscounted but Inflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	1,235.3	1,967.3
Undiscounted (but inflated) - Low	976.9	1,555.8
Undiscounted (but inflated) - High	1,923.3	3,063.0
Central Estimate – Undiscounted and Uninflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	$ 907.4	$ 1,445.2